2. Summary of Significant Accounting Policies	2 Months Ended
Jun. 30, 2018
Notes
2. Summary of Significant Accounting Policies

2.   Summary of Significant Accounting Policies

Basis of presentation

The financial statements present the balance sheet, statements of operations, stockholders' equity and cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with U.S. generally accepted accounting principles.

Year End

The Company has adopted June 30 as its fiscal year end.

Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits.  The company considers short-term, highly liquid investments that are readily convertible to known amounts of cash and that are so near their maturity that they present insignificant risk of changes in value because of changes in interest rate to be cash equivalents. This balance includes $334,650 held in a trust account that is legal title of the Company. There were no cash equivalents as of June 30, 2018.

2.   Summary of Significant Accounting Policies (continued)

Investment in Joint Venture

The investment in the Joint Venture is accounted for by the Company using the equity method in accordance with FASB ASC 323.  The company current owns fifty percent of the Joint Venture. Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or it will forfeit its interest in the Joint Venture pro rata to funds raised. As at June 30, 2018 the Company has contributed $150,000 to the Joint Venture and will make additional payments over the course of the year as follows:

-          $200,000 USD on or before October 15, 2018,

-          $350,000 USD on or before November 30, 2018,

-          $300,000 USD on or before January 30, 2019,

-          $500,000 USD on or before April 1, 2019,

-          The remaining balance of $500,000 USD on or before June 15, 2019

The Joint Venture is currently developing a wide field of view, single lens virtual reality imaging product.  Initially, these products are being designed to be able to be mounted to law enforcement and/or military personnel to record and stream high resolution images to a wifi or Bluetooth network, when required.

Through the Joint Venture, the Company is conducting research and development for the further development of this imaging system for the body/head camera platform. The milestones over the next 12-months are:

•         Design the single lens platform;

•         Develop hardware design and source components;

•         Sign a binding agreement with the imaging sensor provider;

•         Produce working prototype(s); and

•         Get user/client feedback on use cases and user requirements.

Joint Venture Balance sheet at June 30, 2018:

Cash	150,000
Total assets	150,000
Joint Venture’s equity	150,000

There were no operating activities with an impact to the Income Statement or the Statement of Cash Flows of the Joint Venture for the period from June 7, 2018 to June 30, 2018.

Investment in Joint Venture as at May 15, 2018	$ -
Cash contributions to Joint Venture by Hawkeye	150,000
Company’s share of the Joint Venture net income for the period	-
Investment in Joint Venture value as at June 30, 2018	$ 150,000

2.   Summary of Significant Accounting Policies (continued)

Income Taxes

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. As of June 30, 2018, the Company reviewed its tax positions and determined there were no outstanding tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

Stock Subscription Receivable

This balance relates to capital stock issued during the period for which payment has not been received by the Company at year end. The balance receivable was collected in full by July 31, 2018.

Net Loss per Share

Net income (loss) per common share is computed and presented in both basic and diluted earnings per share (“EPS”) on the face of the income statement.

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.    Anti-dilutive potential shares that have been excluded from the diluted EPS calculation includes 3,384,166 warrants with an exercise price of $1.00 and 3,384,166 warrants with an exercise price of $2.00.

Stock Purchase Warrants

The Company accounts for warrants issued to purchase shares of its common stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

Commitments and Contingencies

The Company has committed to contribute $2,000,000 to the Joint Venture over a twelve month period as disclosed above. To date the Company has contributed $150,000 and has a commitment of $1,850,000 to the Joint Venture to be paid within the next 12 months.

Management of the Company is not aware any other commitments or contingencies that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

2.   Summary of Significant Accounting Policies (continued)

Foreign Currency Translation

The Company’s functional and reporting currency is the US dollar. Foreign exchange items are translated to US dollars using the exchange rate prevailing at the balance sheet date. Monetary assets and liabilities are translated using the exchange rate at the balance sheet date. Non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at average rates for the period. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.